Cash and Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents and Restricted Cash

	December 31, 2019	December 31, 2018
Reconciliation of cash and cash equivalents and restricted cash:
Current assets:
Cash and cash equivalents	$16,685	$16,958
Restricted cash	1,424	1,934
Total cash and cash equivalents and restricted cash	$18,109	$18,892